Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Preferred stock, par value (in dollars per share)	$ 0.000001	$ 0.000001
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, par value
Common Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized (in shares)	100,000,000	20,000,000
Common Stock, Shares Issued (in shares)	8,307,915	7,612,838
Common Stock, Shares Outstanding (in shares)	8,307,915	6,612,838
Treasury Stock, Par Value	$ 0.001	$ 0.001
Treasury Stock, Shares (in shares)	1,000,000	1,000,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized (in shares)	18,000,000	18,000,000
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares issued (in shares)	2,796,929	0
Preferred stock, shares outstanding (in shares)	2,796,929	0